Arrow DWA Tactical: International ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021
Shares		Value
	COMMON STOCKS - 91.2%
	APPAREL & TEXTILE PRODUCTS - 2.1%
132	Hermes International	$ 165,893
218	LVMH Moet Hennessy Louis Vuitton SE	164,333
		330,226
	ASSET MANAGEMENT - 2.0%
4,139	Industrivarden A.B.	149,588
1,866	Investor A.B.	158,646
		308,234
	AUTOMOTIVE - 0.9%
722	Hyundai Motor Company	137,604

	BANKING - 8.9%
1	Banco de Credito e Inversiones SA	46
5,881,998	Bank Bukopin Tbk P.T. *	192,198
90,374	Bank Central Asia Tbk P.T.	200,362
456,932	Bank Mandiri Persero Tbk P.T.	195,331
689,849	Bank Rakyat Indonesia Persero Tbk P.T.	193,416
2,279	Commonwealth Bank of Australia	156,747
9,035	ICICI Bank Ltd. - ADR	147,271
11,679	ING Groep N.V.	149,449
1,303	Macquarie Group Ltd.	161,534
		1,396,354
	CHEMICALS - 5.5%
3,041,925	Barito Pacific Tbk P.T. *	210,587
1,080	IMCD NV	157,248
201	LG Chem Ltd.	168,411
6,751	OCI N.V. *	157,742
10,088	Sasol Ltd.	169,669
		863,657
	CONSTRUCTION MATERIALS - 0.9%
1,067	POSCO Chemical Company Ltd.	142,925

	ELECTRIC UTILITIES - 1.6%
9,419	Fortum OYJ	247,748

	ELECTRICAL EQUIPMENT - 6.2%
5,382	Assa Abloy A.B.	153,585
1,634	Hexagon A.B.	156,023
1,686	Legrand S.A.	164,398
4,616	Nibe Industrier A.B.	169,120
979	Schneider Electric S.E.	156,767
3,071	Signify N.V.	174,899
		974,792
	ENGINEERING & CONSTRUCTION - 1.3%
2,670,813	Sarana Menara Nusantara Tbk P.T.	210,781

	ENTERTAINMENT CONTENT - 0.8%
179	NCSoft Corporation	133,564

Arrow DWA Tactical: International ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Shares		Value
	FOOD - 1.1%
96,888	Lien Hwa Industrial Holdings Corp.	$ 170,828

	FORESTRY, PAPER & WOOD PRODUCTS - 6.3%
259,077	Indah Kiat Pulp & Paper Corp Tbk P.T.	163,212
12,444	Stora Enso OYJ	238,633
7,832	Svenska Cellulosa AB SCA	137,546
6,437	UPM-Kymmene OYJ	252,226
145,308	YFY, Inc.	197,677
		989,294
	HOUSEHOLD PRODUCTS - 1.0%
390	L'Oreal SA	160,399

	INDUSTRIAL SUPPORT SERVICES - 0.9%
7,327	Rexel S.A.	144,388

	INSURANCE - 2.6%
2,985	NN Group N.V.	149,375
5,623	Sampo OYJ	267,442
		416,817
	INTERNET MEDIA & SERVICES - 4.0%
1,690	Kakao Corp.	172,441
634	Naspers Ltd.	144,670
415	NAVER Corporation	134,124
1,423	REA Group Ltd.	174,058
		625,293
	LEISURE FACILITIES & SERVICES - 1.3%
1,053	Evolution Gaming Group AB	208,215

	LEISURE PRODUCTS - 1.0%
3,290	Thule Group A.B. *	149,564

	MACHINERY - 5.4%
2,543	Atlas Copco AB	154,281
5,996	Indutrade AB *	156,854
23,003	Metso Outotec Oyj *	258,745
6,593	Valmet OYJ	275,878
		845,758
	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,613	Koninklijke Philips N.V.	147,463
361	Sartorius Stedim Biotech	166,007
		313,470
	METALS & MINING - 10.1%
8,163	African Rainbow Minerals Ltd.	152,547
1,050	Anglo American Platinum Ltd.	143,654
4,382	BHP Group Ltd.	161,459
8,391	Impala Platinum Holdings Ltd. *	157,050
3,754	Kumba Iron Ore Ltd.	170,351
30,377	Lynas Rare Earths Ltd. *	129,056
5,049	Mineral Resources Ltd.	186,230
Arrow DWA Tactical: International ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Shares		Value
	METALS & MINING - 10.1% (continued)
8,952	Northam Platinum Ltd. *	$ 154,259
8,668	OZ Minerals Ltd.	160,293
1,810	Rio Tinto Ltd.	169,384
		1,584,283
	RETAIL - CONSUMER STAPLES - 1.0%
9,195	Clicks Group Ltd.	153,509

	RETAIL - DISCRETIONARY - 2.8%
18,194	Foschini Group Ltd.	144,398
3,726	JB Hi-Fi Ltd.	133,201
3,823	Wesfarmers Ltd.	159,791
		437,390
	SEMICONDUCTORS - 9.5%
5,349	AP Memory Technology Corporation	148,599
569	ASM International N.V.	173,227
270	ASML Holding NV	175,904
1,942	BE Semiconductor Industries NV	157,379
7,672	Novatek Microelectronics Corporation	171,386
9,073	Realtek Semiconductor Corp.	172,800
771	SOITEC *	156,019
7,211	Taiwan Semiconductor Manufacturing Co. Ltd.	154,892
89,957	United Microelectronics Corporation	182,600
		1,492,806
	SOFTWARE - 1.1%
713	Dassault Systemes SE	165,611

	TECHNOLOGY HARDWARE - 5.0%
11,949	Advantech Co. Ltd.	152,287
2,045	Samsung Electronics Co. Ltd.	149,834
2,324	Samsung Electronics Co. Ltd. - Perpetual	153,144
15,527	Sinbon Electronics Co. Ltd.	144,525
46,991	Unimicron Technology Corp.	193,462
		793,252
	TECHNOLOGY SERVICES - 2.0%
65	Adyen NV *	159,741
419	Teleperformance	161,960
		321,701
	TELECOMMUNICATIONS - 1.0%
24,968	MTN Group Ltd.	157,682

	TRANSPORTATION & LOGISTICS - 2.9%
7,602	HMM Company Ltd. *	267,900
27,599	Pan Ocean Company Ltd. *	182,115
		450,015

	TOTAL COMMON STOCKS (Cost $11,873,895)	14,326,160

Arrow DWA Tactical: International ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Shares		Value
	EXCHANGE-TRADED FUND - 8.4%
	EQUITY - 8.4%
32,255	iShares MSCI India ETF (Cost $1,302,245)	$ 1,323,100

	TOTAL INVESTMENTS - 99.6% (Cost $13,176,140)	$ 15,649,260
	OTHER ASSETS LESS LIABILITIES - 0.4%	67,396
	NET ASSETS - 100.0%	$ 15,716,656

* Non-Income producing security
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
A/S - Anonim Sirketi
NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtiö
PJSC - Private Joint Stock Company
SA - Société Anonyme
SCA - Société en Commandite par Actions
SE - Societas Europaea